Pension and Postretirement Benefit Plans and Defined Contribution Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 357	[1],[2],[3]	$ 351	[1],[2],[3]	$ 347	[1],[2]
Interest cost	697	[1],[2],[3]	734	[1],[2],[3]	740	[1],[2]
Expected return on plan assets	(983)	[1],[2]	(871)	[1],[2]	(782)	[1],[2]
Amortization of:
Actuarial losses(e)	306	[2]	145	[2]	151	[2]
Prior service credits	(10)	[2]	(8)	[2]	2	[2]
Curtailments and settlements––net	83	[2]	95	[2]	(52)	[2]
Special termination benefits	8	[2]	23	[2]	73	[2]
Net periodic benefit costs	458	[2]	469	[2]	479	[2]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	461	[2],[4]	1,879	[2],[4]	260	[2],[4]
Total amount recognized in comprehensive income	919	[2]	2,348	[2]	739	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	35	[1],[5],[6]	36	[1],[5],[6]	28	[1],[5]
Interest cost	62	[1],[5],[6]	72	[1],[5],[6]	77	[1],[5]
Expected return on plan assets	0	[1],[5]	0	[1],[5]	0	[1],[5]
Amortization of:
Actuarial losses(e)	41	[5]	36	[5]	29	[5]
Prior service credits	(3)	[5]	(3)	[5]	(2)	[5]
Curtailments and settlements––net	24	[5]	23	[5]	1	[5]
Special termination benefits	30	[5]	26	[5]	180	[5]
Net periodic benefit costs	189	[5]	190	[5]	313	[5]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	110	[4],[5]	36	[4],[5]	117	[4],[5]
Total amount recognized in comprehensive income	299	[5]	226	[5]	430	[5]
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	215	[1],[7],[8]	243	[1],[7],[8]	224	[1],[7]
Interest cost	406	[1],[7],[8]	443	[1],[7],[8]	418	[1],[7]
Expected return on plan assets	(424)	[1],[7]	(437)	[1],[7]	(425)	[1],[7]
Amortization of:
Actuarial losses(e)	93	[7]	86	[7]	67	[7]
Prior service credits	(7)	[7]	(5)	[7]	(4)	[7]
Curtailments and settlements––net	(9)	[7]	0	[7]	(3)	[7]
Special termination benefits	5	[7]	5	[7]	6	[7]
Net periodic benefit costs	279	[7]	335	[7]	283	[7]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	759	[4],[7]	(365)	[4],[7]	152	[4],[7]
Total amount recognized in comprehensive income	1,038	[7]	(30)	[7]	435	[7]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	68	[1],[10],[9]	68	[1],[10],[9]	79	[1],[9]
Interest cost	182	[1],[10],[9]	195	[1],[10],[9]	211	[1],[9]
Expected return on plan assets	(46)	[1],[9]	(35)	[1],[9]	(31)	[1],[9]
Amortization of:
Actuarial losses(e)	33	[9]	17	[9]	15	[9]
Prior service credits	(49)	[9]	(53)	[9]	(38)	[9]
Curtailments and settlements––net	(65)	[9]	(68)	[9]	(23)	[9]
Special termination benefits	6	[9]	3	[9]	19	[9]
Net periodic benefit costs	129	[9]	127	[9]	232	[9]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	267	[4],[9]	421	[4],[9]	(183)	[4],[9]
Total amount recognized in comprehensive income	$ 396	[9]	$ 548	[9]	$ 49	[9]

[1]	The decrease in service cost in 2012 for our international plans is largely driven by restructuring activities in the U.K. and Ireland. The decrease in interest cost in 2012 and 2011 reflect lower interest rates during the periods. The increase in the expected return on plan assets in 2012 for our U.S. qualified plans is due to a higher plan asset base. The higher amortization of actuarial losses is due larger accumulated actuarial losses resulting from lower interest rates.
[2]	2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) lower curtailments and settlements––net due to the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011). 2011 v. 2010––The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts.
[3]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.
[4]	For details, see our Consolidated Statements of Comprehensive Income and Note 6. Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests.
[5]	2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity. 2011 v. 2010––The decrease in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives.
[6]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[7]	2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by changes impacting our U.K. plans in 2011 (see (e) below) as well as higher curtailment gains resulting from ongoing restructuring initiatives. 2011 v. 2010––The increase in the international plans’ net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.
[8]	The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.
[9]	2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets. 2011 v. 2010––The decrease in the postretirement plans’ net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010.
[10]	The funded status of our postretirement plans is largely unchanged as changes in actuarial assumptions were offset by the actual return on plan assets and increased contributions.